First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
February 28, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 83.0%
	Construction & Engineering – 2.6%
63,750	Quanta Services, Inc.	$6,944,925
	Electric Utilities – 22.3%
127,200	Alliant Energy Corp.	7,428,480
90,000	American Electric Power Co., Inc.	8,158,500
26,999	Constellation Energy Corp.	1,241,414
3,100	Duke Energy Corp.	311,271
4,400	Emera, Inc. (CAD)	205,854
537,820	Enel S.p.A., ADR	3,909,952
8,400	Eversource Energy	687,120
81,000	Exelon Corp.	3,447,360
16,600	Fortis, Inc. (CAD)	760,653
33,944	Iberdrola S.A., ADR	1,535,898
57,800	IDACORP, Inc.	6,008,310
109,763	NextEra Energy, Inc.	8,591,150
5,300	Orsted A/S, ADR	229,808
177,900	PPL Corp.	4,655,643
143,700	Southern (The) Co.	9,307,449
46,800	Xcel Energy, Inc.	3,151,044
		59,629,906
	Gas Utilities – 11.2%
306,800	AltaGas Ltd. (CAD)	6,758,072
62,100	Atmos Energy Corp.	6,819,201
40,200	National Fuel Gas Co.	2,502,048
82,700	New Jersey Resources Corp.	3,607,374
58,400	ONE Gas, Inc.	4,852,456
23,000	Southwest Gas Holdings, Inc.	1,631,620
102,444	UGI Corp.	3,937,947
		30,108,718
	Independent Power & Renewable Electricity Producers – 0.9%
26,000	AES (The) Corp.	551,980
33,100	Clearway Energy, Inc., Class A	1,012,529
16,300	EDP Renovaveis S.A. (EUR) (b)	396,207
11,000	Northland Power, Inc. (CAD)	349,743
		2,310,459
	Multi-Utilities – 19.5%
120,700	Atco Ltd., Class I (CAD)	3,964,293
25,000	Black Hills Corp.	1,749,750
14,800	Canadian Utilities Ltd., Class A (CAD)	412,181
290,839	CenterPoint Energy, Inc.	7,954,447
50,100	CMS Energy Corp.	3,206,901
9,000	Dominion Energy, Inc.	715,770
53,500	DTE Energy Co.	6,505,065
175,200	Public Service Enterprise Group, Inc.	11,358,216
93,000	Sempra Energy	13,412,460
32,900	WEC Energy Group, Inc.	2,989,952
		52,269,035
	Oil, Gas & Consumable Fuels – 26.2%
86,278	Cheniere Energy, Inc.	11,466,346
88,400	DT Midstream, Inc.	4,694,040
149,800	Enbridge, Inc.	6,468,364
275,700	Keyera Corp. (CAD)	6,458,014

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
317,675	Kinder Morgan, Inc. (c)	$5,527,545
106,053	ONEOK, Inc. (c)	6,925,261
322,055	TC Energy Corp.	17,297,574
361,270	Williams (The) Cos., Inc. (c)	11,300,526
		70,137,670
	Semiconductors & Semiconductor Equipment – 0.2%
3,500	Enphase Energy, Inc. (d)	583,450
	Water Utilities – 0.1%
2,400	American Water Works Co., Inc.	362,616
	Total Common Stocks	222,346,779
	(Cost $195,542,371)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 38.6%
	Chemicals – 1.2%
123,800	Westlake Chemical Partners, L.P.	3,257,178
	Independent Power & Renewable Electricity Producers – 6.5%
222,858	NextEra Energy Partners, L.P. (e)	17,385,153
	Oil, Gas & Consumable Fuels – 30.9%
133,889	Cheniere Energy Partners, L.P.	7,228,667
1,154,980	Energy Transfer, L.P.	11,711,497
887,556	Enterprise Products Partners, L.P.	21,674,118
70,000	Hess Midstream, L.P., Class A (e)	2,237,200
260,676	Holly Energy Partners, L.P.	4,332,435
410,186	Magellan Midstream Partners, L.P.	19,902,225
121,200	MPLX, L.P.	3,972,936
892,798	Plains GP Holdings, L.P., Class A (e)	10,097,545
126,300	Shell Midstream Partners, L.P.	1,766,937
		82,923,560
	Total Master Limited Partnerships	103,565,891
	(Cost $82,527,609)
	Total Investments – 121.6%	325,912,670
	(Cost $278,069,980)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.3)%
(3,176)	Kinder Morgan, Inc.	$(5,526,240)	$18.00	03/18/22	(53,992)
(1,060)	ONEOK, Inc.	(6,921,800)	62.50	03/18/22	(413,400)
(3,000)	Williams (The) Cos., Inc.	(9,384,000)	31.00	03/18/22	(240,000)
	Total Call Options Written				(707,392)
	(Premiums received $332,896)

Outstanding Loans – (23.4)%	(62,800,000)
Net Other Assets and Liabilities – 2.1%	5,685,665
Net Assets – 100.0%	$268,090,943

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	0.241% (2)	09/03/24	$36,475,000	2.367% (3)	$(782,649)
N/A (4) (5)	0.080% (6)	10/21/22	2,290,965	0.052% (7)	786
N/A (4) (5)	0.080% (6)	10/21/25	303,796	0.060% (8)	93
			$39,069,761		$(781,770)
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.00183%
(8) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2022, securities noted as such are valued at $396,207 or 0.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 28, 2022 (Unaudited)
Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2022 is as follows:
ASSETS TABLE
	Total Value at 2/28/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 2,310,459	$ 1,914,252	$ 396,207	$ —
Other industry categories*	220,036,320	220,036,320	—	—
Master Limited Partnerships*	103,565,891	103,565,891	—	—
Total Investments	325,912,670	325,516,463	396,207	—
Interest Rate Swap Agreements	879	—	879	—
Total	$ 325,913,549	$ 325,516,463	$ 397,086	$—

LIABILITIES TABLE
	Total Value at 2/28/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (707,392)	$ (707,392)	$ —	$ —
Interest Rate Swap Agreement	(782,649)	—	(782,649)	—
Total	$ (1,490,041)	$ (707,392)	$ (782,649)	$—

*	See Portfolio of Investments for industry breakout.